Commitments and Contingencies	3 Months Ended
Mar. 31, 2022
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
(10)	Commitments and Contingencies

(a) Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under certain of the Company’s debt facilities. The total balance of these restricted cash accounts was $82,295 and $76,362 as of March 31, 2022 and December 31, 2021, respectively.

(b)  Container Commitments

At March 31, 2022, the Company had commitments to purchase containers to be delivered subsequent to March 31, 2022 in the total amount of $14,053. In April 2022, the Company also had commitments to purchase or fund containers under a sales-type leaseback financing arrangement with a lessee in the amount of $137,371.

(c)  Legal Proceedings

The Company is the subject of, or party to, pending or threatened legal proceedings arising in the ordinary course of its business. Based upon information presently available, the Company does not expect any liability arising from these matters to have a material effect on the Company’s consolidated financial condition, results of operations or cash flows.

(d)   Distribution Expense to Managed Fleet Container Investors

The amounts distributed to the Container Investors are variable payments based upon the net operating income for each managed container (see Note 3 “Managed Container Fleet”). There are no future minimum lease payment obligations under the Company’s management agreements.